OTHER NON-CURRENT ASSETS - THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
OTHER NON-CURRENT ASSETS - THIRD PARTIES
Schedule of other non-current assets

	As of December 31,
	2025	2024
	US$	US$
Deposits for long-term operating leases	2,030	2,557
Prepayments for purchases of property, equipment and software	10,612	8,899
Deductible VAT	65,149	54,951
Others	617	602
Total	78,408	67,009